Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 16, 2019
Equity (Details Textual)
Capital contribution from shareholders		$ 3,580,260	$ 2,732,081
Equity interest		6.25%	6.67%
Ordinary sahres, description	Holders of Class A Ordinary Shares and Class B Class A Ordinary Shares have the same rights except for voting and conversion rights. In respect of matters requiring a shareholder vote, each Class A Ordinary Share will be entitled to 1 vote and each Class B Ordinary Share will be entitled to 15 votes.
Issue of ordinary sahres, description	The Company was committed to issue 1,350,068 Class A Ordinary Shares to a 6.25 % shareholder of Zhongchao Shanghai, who is now in the progress of changing from a shareholder of Zhongchao Shanghai to a direct investor of Zhongchao Cayman (Note 1). The 1,350,068 Class A Ordinary Shares, representing 6.25% economic beneficial interest, or 1.37% of the voting ownership interest of the Company as of December 31, 2019, or 5.42% economic beneficial interest, or 1.33% of the voting ownership interest
Reserve funds		50.00%
After-tax profits		10.00%
Accrued statutory reserve funds	$ 395,274	$ 20,539
Statutory reserve funds	$ 415,813	$ 20,539
Retained earnings	10.00%	10.00%
Net assets	$ 12,462,828	$ 11,968,678	8,382,362
PRC enterprise income tax, description	The current PRC Enterprise Income Tax ("EIT") Law also imposed a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China. A lower withholding tax rate will be applied if there is a tax treaty arrangement between mainland China and the jurisdiction of the foreign holding company. Holding companies in Hong Kong, for example, will be subject to a 5% withholding tax rate, subject to approval from the related PRC tax authorities.
Retained earnings	$ 3,267,087	(384,309)
VIE [Member]
Equity (Details Textual)
Statutory reserve funds	415,813	20,539
Retained earnings
Restricted net assets	$ 12,462,828	$ 11,968,678	$ 8,382,362
Common Class A [Member]
Equity (Details Textual)
Ordinary share authorized	450,000,000	450,000,000	450,000,000
Ordinary share par value	$ 0.0001	$ 0.0001	$ 0.0001
Stock Issued	16,102,420	16,102,420	14,752,420
Common Class B [Member]
Equity (Details Textual)
Ordinary share authorized	50,000,000	50,000,000	50,000,000
Ordinary share par value	$ 0.0001	$ 0.0001	$ 0.0001
Stock Issued	5,497,715	5,497,715	5,497,715	10,000